Long-Term Loans, Net Of Current Maturities	12 Months Ended
Dec. 31, 2017
Loans Payable, Noncurrent [Abstract]
Long-Term Loans, Net Of Current Maturities	LONG-TERM LOANS, NET OF CURRENT MATURITIES

				December 31,
	Currency	Interest %	Years of maturity	2017	2016
Long-term loans (*)	USD	Libor + 1.45%	1	$118,550	$118,550
	NIS (**)	2.56% - Libor + 1.35%	mainly 1	—	47,317
	Other			1,023	—
				119,573	165,867
Less: current maturities				59	165,392
				$119,514	$475

(*)    For covenants see Note 20(F).
(**)    Includes derivative instrument defined as hedge accounting. See Note 2(Y) and Note 2(AA).

As of December 31, 2017, the LIBOR semi-annual rate for long-term loans denominated in U.S. dollars was 1.837%.

The maturities of these loans for periods after December 31, 2017, are as follows:

2018 - current maturities	$59
2019	118,641
2020	146
2021 and after	727
$119,573